SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable		$ 186	$ 8
Employee retention credit	$ 316	572	1,237
Prepaid expenses	2,352	2,857	119
Prepaid benefits	34	24	37
Prepaid clinical expenses	6	6	6
Total prepaid expenses and other current assets	2,892	3,645	$ 1,407
Accounts receivable	$ 184	$ 186